Investment Securities (Narrative) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2016	Mar. 31, 2015
Investment Securities [Line Items]
Other investment securities	¥ 555,820		¥ 554,715
Aggregate costs of cost-method investments, not estimated at the fair value	430,353		431,705
Other-than-temporary Impairment ("OTTI") losses recognized on cost-method investments	394	¥ 424
Gross realized gains on sales of Available-for-sale securities	175,065	147,560
Gross realized losses on sales of Available-for-sale securities	22,291	26,068
Other-than-temporary impairment ("OTTI") losses of investment securities included in Investment securities gains-net	32,364	4,919
Cumulative declines in fair value of the credit impaired debt securities	3,850	4,788
Credit loss components of impairment losses recognized in earnings	5,809	8,143	6,691	¥ 8,814
Other factors of impairment losses recognized in Accumulated other comprehensive income (loss) before taxes	¥ 1,959	3,355
Number of months that fair value of the investment has been below cost to be deemed as other-than-temporary	6 months
Percentage of decline in fair value of investment below cost set as an indicator for classifying investments as an other-than-temporary decline in fair value	20.00%
Japanese National Government and Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities
Foreign Governments and Official Institutions Bonds [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities
Residential Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities
Asset-backed Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities
Other Debt Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities
Marketable Equity Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities included in Investment securities gains-net	31,913	3,272
Debt Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities included in Investment securities gains-net	57	¥ 1,223
Fair Value Estimated by Commonly Accepted Valuation Techniques [Member]
Investment Securities [Line Items]
Cost-method investments	97,774		97,774
Test Performed to Determine Existence of Any Impairment Indicators [Member]
Investment Securities [Line Items]
Cost-method investments	431,968		432,252
Carried at Cost [Member]
Investment Securities [Line Items]
Other investment securities	529,742		530,026
Carried at Fair Value [Member]
Investment Securities [Line Items]
Other investment securities	¥ 26,078		¥ 24,689